Insurance Contracts and Private Pension - Summary of Changes in Technical Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	R$ 2,310	R$ 2,356
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	215,233	212,478
Redemptions and Other Unsettled Amounts (PVR)	348	331
Financial surplus (PEF)	657	612
Unsettled claims (PSL)	583	618
Claims / events incurred but not reported (IBNR)	316	299
Related Expenses (PDR)	117	117
Other	1,436	1,523
Total	221,000	218,334
Current	3,063	3,106
Non-current	217,937	215,228
Opening balance	218,334	201,187
Additions arising from premiums / contribution	14,565	19,369
Deferral due to elapsed risk	(4,221)	(4,216)
Payment of claims / benefits	(1,627)	(1,915)
Reported claims	1,322	1,465
Redemptions	(15,431)	(15,623)
Portability of insurances	563	1,754
Adjustment of reserves and financial surplus	7,849	16,517
Other (recognition / reversal)	(133)	(204)
Corporate Reorganization	(221)
Closing balance	221,000	218,334
Insurance [member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	2,298	2,343
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	17	204
Redemptions and Other Unsettled Amounts (PVR)	16	13
Financial surplus (PEF)	2	2
Unsettled claims (PSL)	515	571
Claims / events incurred but not reported (IBNR)	294	277
Related Expenses (PDR)	29	28
Other	132	250
Total	3,303	3,688
Current	2,537	2,613
Non-current	766	1,075
Opening balance	3,688	3,809
Additions arising from premiums / contribution	4,176	4,634
Deferral due to elapsed risk	(4,221)	(4,216)
Payment of claims / benefits	(1,263)	(1,349)
Reported claims	1,322	1,465
Redemptions		0
Adjustment of reserves and financial surplus	12	10
Other (recognition / reversal)	(190)	(665)
Corporate Reorganization	(221)
Closing balance	3,303	3,688
Private Pension [Member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	12	13
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	215,216	212,274
Redemptions and Other Unsettled Amounts (PVR)	332	318
Financial surplus (PEF)	655	610
Unsettled claims (PSL)	68	47
Claims / events incurred but not reported (IBNR)	22	22
Related Expenses (PDR)	88	89
Other	1,304	1,273
Total	217,697	214,646
Current	526	493
Non-current	217,171	214,153
Opening balance	214,646	197,378
Additions arising from premiums / contribution	10,389	14,735
Payment of claims / benefits	(364)	(566)
Redemptions	(15,431)	(15,623)
Portability of insurances	563	1,754
Adjustment of reserves and financial surplus	7,837	16,507
Other (recognition / reversal)	57	461
Closing balance	R$ 217,697	R$ 214,646